Cover	Nov. 13, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 13, 2026
Entity File Number	001-39677
Entity Registrant Name	CONX Corp.
Entity Central Index Key	0001823000
Entity Tax Identification Number	85-2728630
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5701 S. Santa Fe Dr.
Entity Address, City or Town	Littleton
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80120
City Area Code	303
Local Phone Number	472-1542
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false